CONCENTRATION OF RISK (Details Narrative)	3 Months Ended		12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013
Customer One [Member]
Revenue major customer percentage	6.80%	10.00%	16.00%
Customer Two [Member]
Revenue major customer percentage	5.60%	8.00%	7.00%
Customer Three [Member]
Revenue major customer percentage	5.00%
No Other Customers [Member]
Revenue major customer percentage	5.00%		5.00%
Four Customers [Member]
Customers accounted accounts receivables	24.00%
Largest Customer [Member]
Customers accounted accounts receivables	8.00%		8.00%
No Other Customer [Member]
Revenue major customer percentage		5.00%
Three Customers [Member]
Customers accounted accounts receivables		27.00%	23.00%
Largest Customer [Member]
Customers accounted accounts receivables		11.00%